CONSOLIDATED STATEMENTS OF OPERATIONS AND COMPREHENSIVE LOSS (Parenthetical) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2017 CNY (¥)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2015 CNY (¥)
Share-based compensation expenses	¥ 22,927		¥ 10,630	¥ 8,806
Cost of Revenues
Share-based compensation expenses	501	$ 77	319	335
Sales and Marketing Expenses
Share-based compensation expenses	4,739	728	2,252	1,651
Research and Development Expenses
Share-based compensation expenses	8,641	1,328	3,955	3,347
General and Administrative Expenses
Share-based compensation expenses	¥ 9,046	$ 1,390	¥ 4,104	¥ 3,473